Biological assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in biological assets [abstract]
Disclosure of detailed information about biological assets [text block]
The movement of
current biological assets
is detailed as follows:

ThCh$

As of January 1 2021
Historic cost	10,595,029
Book Value	10,595,029

As of December 31, 2021
Conversion effect	(25,384)
Acquisitions	26,749,931
Decreases due to harvesting	(24,959,872)
Other increases (decreases) (1)	187,001
Changes	1,951,676
Book Value	12,546,705

As of December 31, 2021
Historic cost	12,546,705
Book Value	12,546,705

As of December 31, 2022
Conversion effect	(776,552)
Acquisitions	31,215,697
Decreases due to harvesting	(27,132,201)
Other increases (decreases) (1)	326,644
Changes	3,633,588
Book Value	16,180,293

As of December 31, 2022
Historic cost	16,180,293
Book Value	16,180,293
(1) Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.